Intangible assets - Estimated growth Rates (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Estimated growth rates for cash flow projections
Period for cash flow projections	5 years
Discount rate	5.70%	5.70%
Extrapolated growth rate	5.00%	5.00%
Bottom of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	6.00%	6.00%
Annual gross profit ratio	47.00%	53.80%
Top of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	10.00%	10.00%
Annual gross profit ratio	62.00%	65.00%